Stock Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2012
Stock Compensation Plans [Abstract]
Schedule of Share-based Compensation, Employee Stock Purchase Plan, Activity
The following table represents the components of the ESOP shares at December 31, 2012 and 2011:

	2012	2011
Allocated shares	44,436	33,327
Unreleased shares	66,654	77,763
Total ESOP shares	111,090	111,090
Fair value of unreleased shares (in thousands)	$733	$653

Status of Shares Under the RRP
A summary of the status of the shares under the RRP as of December 31, 2012 and 2011 is as follows:

	2012		2011
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at the beginning of the year	17,440	$9.05	25,969	$9.05
Granted	--	--	--	--
Vested	(8,546)	9.05	(8,529)	9.05
Forfeited	--	--	--	--
Unvested at the end of the year	8,894	$9.05	17,440	$9.05

Option Activity Under the Option Plan
A summary of option activity under the Company's Option Plan as of December 31, 2012 and 2011 and changes during the years ended December 31, 2012 and 2011 is as follows:

	2012			2011
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Number of Shares	Weighted Average Exercise Price
Outstanding at the beginning of the year	107,570	$10.00	6.4	107,570	$10.00
Granted	--	--	--	--	--
Exercised	--	--	--	--	--
Forfeited	--	--	--	--	10.00
Outstanding at the end of the period	107,570	$10.00	5.4	107,570	$10.00
Exercisable at the end of the period	85,332	$10.00	5.4	63,999	$10.00

Stock Options, Valuation Assumptions
The estimated fair value of the options granted in May 2008 was $2.01 per share. The fair value was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions:

Expected dividend yield	1.10%
Risk-free interest rate	3.5%
Expected life of options	7.5 years
Expected stock-price volatility	19.45%